Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities Reflected in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 382
Deferred tax liabilities	0	$ (158)
Net deferred tax assets	$ 382		$ 0
Net deferred tax liabilities		$ (158)